PowerShares Water Resources Portfolio (Prospectus Summary): | PowerShares Water Resources Portfolio
PowerShares Water Resources Portfolio

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED DECEMBER 30, 2011 TO THE
PROSPECTUS DATED AUGUST 31, 2011 OF:

PowerShares Aerospace & Defense Portfolio
PowerShares Cleantech TM Portfolio
PowerShares DWA Technical Leaders TM Portfolio
PowerShares Global Listed Private Equity Portfolio
PowerShares Golden Dragon Halter USX China Portfolio
PowerShares Lux Nanotech Portfolio
PowerShares Morningstar StockInvestor Core Portfolio
PowerShares S&P 500 BuyWrite Portfolio
PowerShares S&P 500 ® High Quality Portfolio
PowerShares Water Resources Portfolio
PowerShares WilderHill Clean Energy Portfolio
PowerShares WilderHill Progressive Energy Portfolio

Important Notice Regarding Change in Underlying Index and Underlying Index Construction for the PowerShares Water Resources Portfolio (the "Fund")

Effective March 1, 2012, the NASDAQ OMX US Water Index SM will replace the Palisades Water Index as the underlying index for the Fund and the NASDAQ OMX Group, Inc. will replace Palisades Water Index Associates, LLC as the index provider for the Fund.

Accordingly, on that date, the Prospectus is changed as follows:

On page 49, the section titled "PowerShares Water Resources Portfolio—Summary Information—Investment Objective" is deleted and replaced with the following:

Please Retain This Supplement For Future Reference.

Investment Objective

The PowerShares Water Resources Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the NASDAQ OMX US Water Index SM (the "Underlying Index").

On page 50, the section titled "PowerShares Water Resources Portfolio—Summary Information—Principal Investment Strategies" is deleted and replaced with the following:

The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Underlying Index. The Underlying Index seeks to track the performance of U.S. exchange-listed companies that create products designed to conserve and purify water for homes, businesses and industries. The Underlying Index was created by, and is a trademark of, NASDAQ OMX Group, Inc. (the "Index Provider"). The Fund generally invests in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.

On page 53, the table under the section titled "PowerShares Water Resources Portfolio—Summary Information—Average Annual Total Returns for the Periods Ended December 31, 2010" is deleted and replaced with the following:
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year		Average Annual Returns, 5 Years		Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
PowerShares Water Resources Portfolio	Return Before Taxes	13.25%		5.22%		5.00%		Dec. 06, 2005
PowerShares Water Resources Portfolio After Taxes on Distributions	Return After Taxes on Distributions	13.04%		5.00%		4.77%		Dec. 06, 2005
PowerShares Water Resources Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	8.61%		4.36%		4.17%		Dec. 06, 2005
ISE Water Index PowerShares Water Resources Portfolio	ISE Water Index(reflects no deduction for fees, expenses or taxes)	18.49%		7.82%		7.81%		Dec. 06, 2005
S&P 500 ® Index PowerShares Water Resources Portfolio	S&P 500 ® Index(reflects no deduction for fees, expenses or taxes)	15.08%		2.29%		2.26%		Dec. 06, 2005
Palisades Water Index PowerShares Water Resources Portfolio	Palisades Water Index(reflects no deduction for fees, expenses or taxes)	14.18%	[1]	6.93%	[1]	6.67%	[1]	Dec. 06, 2005	[1]
NASDAQ OMX US Water Index SM PowerShares Water Resources Portfolio	NASDAQ OMX US Water Index SM(reflects no deduction for fees, expenses or taxes)	none	[1]	none	[1]	none	[1]	Dec. 06, 2005	[1]
[1]	Prior to March 1, 2012, the Fund sought to replicate, before fees and expenses, the performance of the Palisades Water Index. Effective March 1, 2012, the Fund seeks to replicate, before fees and expenses, the performance of the NASDAQ OMX US Water Index SM . "1 Year," "5 Years" and "Since Inception" performance for the NASDAQ OMX US Water Index SM is not available because that Index did not commence calculation and publication until July 27, 2011.